Related Party Balances and Transaction (Details) - Schedule of Related Party Balances and Transaction - CNY (¥)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Peixuan Wang [Member]
Due from related parties
Relationship	[1]	Chairwomen of the Company
Total amount due to related parties	[1]	¥ 1,010,584	¥ 1,051,869
Beijing Dongxu Tongda Information Technology Co., Ltd. [Member]
Due from related parties
Relationship		Controlled by Jiniao Li
Total amount due to related parties		¥ 882,075
Others [Member]
Due from related parties
Total amount due to related parties		279,905
Total amount due from related parties [Member]
Due from related parties
Total amount due to related parties		¥ 2,172,565	1,051,869
Rongde Holdings Co., Ltd. (“Rongde”) [Member]
Due from related parties
Relationship	[2]	Shareholder of the Company
Total amount due to related parties	[2]	¥ 21,867,376	28,009,457
Xinyutong Kezhiyong Enterprise Management Center [Member]
Due from related parties
Relationship	[3]	Controlled by Qizhang Li
Total amount due to related parties	[3]	¥ 24,700,000	24,700,000
Beijing Sentu CloudCreative Education Technology Co., Ltd.[Member]
Due from related parties
Relationship		Controlled by Huidong Niu
Total amount due to related parties		¥ 700,000
Others [Member]
Due from related parties
Total amount due to related parties		238,248
Total amount due to related parties [Member]
Due from related parties
Total amount due to related parties		¥ 47,505,624	¥ 52,711,457

[1]	During the year ended December 31, 2021, our chairwomen of board of directors, Peixuan Wang, paid off professional fees on behalf of the Company in the amount of RMB 2,485,486 and the Company repaid the payment in the same year. In addition, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries advanced RMB 2,473,750 to Peixuan Wang for payments of professional fees. During the year ended December 31, 2022, Peixuan Wang returned RMB 1,421,881 to the Company. As of December 31, 2022 and 2023, the Company had a balance of due from a related party of RMB 1,051,869 and RMB 1,010,584.
[2]	On May 18, 2021 and July 26, 2021, the Company’s subsidiary and Rongde entered into two loan agreements, pursuant to which the Company’s subsidiary borrowed an aggregation of RMB 47,168,356 from Rongde. The borrowings are interest free. The proceeds from borrowings are for the working capital needs in operations. During the year ended December 31, 2022, the Company and its wholly-owned subsidiaries repaid RMB 19,963,743 to Rongde, with remaining balance of RMB 28,009,457 extended to April 7, 2023. During the year ended December 31, 2023, the Company and its wholly-owned subsidiaries repaid RMB 25,300,980 to Rongde, with remaining balance of RMB 21,867,376 extended to April 7, 2024.
[3]	As of December 31, 2021 and December 31, 2022, the Company, its wholly-owned subsidiaries, VIE and VIE’s subsidiaries had balance due to Xinyutong Kezhiyong Enterprise Management Center in the amount of RMB 24,700,000 and RMB 24,700,000, respectively, representing the outstanding payables to Xinyutong Kezhiyong Enterprise Management Center for the purchase of 51% equity interest of Xingzhiqiao on September 30, 2017 and 49% equity interest of Xingzhiqiao on August 31, 2018.